Financial instruments - Classes of financial liabilities instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities [abstract]
Non-current finance debt	$ 24,141	$ 27,404
Non-current derivative financial instruments	2,376	767
Trade and other payables	13,352	14,310
Current finance debt	4,359	5,273
Dividend payable	2,808	582
Current Derivative Financial Liabilities	4,106	4,609
Total	51,142	52,945
Non-financial liabilities [member]
Liabilities [abstract]
Trade and other payables	903	1,960
Total	903	1,960
Amortised cost [member]
Liabilities [abstract]
Non-current finance debt	24,141	27,404
Trade and other payables	12,449	12,350
Current finance debt	4,359	5,273
Dividend payable	2,808	582
Total	43,757	45,609
Financial liabilities at fair value through profit or loss, category [member]
Liabilities [abstract]
Non-current derivative financial instruments	2,376	767
Current Derivative Financial Liabilities	4,106	4,609
Total	$ 6,482	$ 5,376